Securities Lending (Details) - EBP 011 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Securities Lending [Line Items]
Master trust, fees from securities lending agreements	$ 2.5
Securities on loan, amount	956.9	$ 944.5
Collateral, amount	$ 987.0	$ 972.2
Collateral, percentage of fair value	103.00%	103.00%
Cash equivalents
Securities Lending [Line Items]
Collateral, fair value	$ 476.1	$ 595.6
Cash equivalents | Plan's Interest in Master Trust Balances
Securities Lending [Line Items]
Collateral, fair value	$ 70.3	$ 87.6